SEWARD & KISSEL LLP
901 K Street, NW
Washington, DC 20001

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

February 1, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Vericimetry Funds
File Nos. 333-175410 and 811-22578

Dear Sir or Madam:

On behalf of Vericimetry Funds, and its series Vericimetry U.S. Small Cap Value Fund (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund’s registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on January 25, 2013 and became effective on January 28, 2013.

Please call me at the above-referenced number if you have any questions regarding the attached.

If you have questions, please contact the undersigned at (202) 737-8833.

Sincerely,

/s/ Bibb L. Strench
Bibb L. Strench